Variable Interest Entity	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entity

3. VARIABLE INTEREST ENTITY

The Company is the primary beneficiary of iASPEC, pursuant to the Amended and Restated MSA. iASPEC is qualified as a variable interest entity of the Company and is subject to consolidation. Accordingly, the assets and liabilities and revenues and expenses of iASPEC have been included in the accompanying consolidated financial statements. In the opinion of management, (i) the ownership structure of the Company, and the VIEs are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and its shareholder are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. China’s legal system is a civil law system based on written statutes and unlike common law systems. It is a system in which decided legal cases have little value as precedent. As a result, China’s administrative and judicial authorities have significant discretion in interpreting and implementing statutory and contractual terms. Thus, it may be more difficult to evaluate the outcome of administrative and judicial proceedings and the level of legal protection available than in more developed legal systems. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion with respect to the contractual arrangements with its VIEs. Because all of these contractual arrangements are governed by the PRC laws and provide for the resolution of disputes through arbitration in the PRC, these contracts would be interpreted in accordance with the PRC laws and any dispute would be resolved in accordance with the PRC legal procedures. If the VIEs or their respective shareholders fail to perform their respective obligations under the contractual arrangements, of which they are a party, the Company may have to incur substantial costs and resources to enforce its rights under the contracts and rely on legal remedies under the PRC laws, which may not be sufficient or effective. Under the PRC laws, rulings by arbitrators are final; parties cannot appeal the arbitration results in courts; and the prevailing parties may only enforce the arbitration awards in the PRC courts through arbitration award recognition proceedings, which would cause the Company to incur additional expenses and delays. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. In the event the Company is unable to enforce these contractual arrangements, it may not be able to exert effective control over the VIEs, and its ability to conduct its business may be negatively affected.

In addition, if the PRC government determines that the Company is not in compliance with applicable laws, it may revoke the Company’s business and operating licenses, and require the Company to discontinue or restrict its operations, deconsolidate the Company’s interests in the VIEs, restrict its right to collect revenues. The PRC government may require the Company to restructure its operations, impose additional conditions, of which the Company may not be able to comply, impose restrictions on the Company’s business operations or on its customers, or take other regulatory or enforcement actions against the Company that could be harmful to its business. The Company believes that the contractual arrangements with its VIEs are in compliance with current PRC laws and are legally enforceable. In the opinion of management, the likelihood of loss in respect to the Company’s current ownership structure or the contractual arrangements with VIEs is remote based on current facts and circumstances.

In order to facilitate iASPEC’s expansion and provide financing for iASPEC to complete the acquisition of Geo, the Company advanced RMB38.0 million (approximately $5.4 million) to iASPEC in two installments in 2007 and 2008 for increase of iASPEC’s registered capital. In order to comply with PRC laws and regulations, the advance was made to Mr. Lin, iASPEC’s then majority shareholder, who, then upon the authority and direction of the Board of Directors, forwarded the funds to iASPEC. The Company has recorded the advance of these funds as an interest-free loan to iASPEC, which was eliminated against additional capital of iASPEC in the Company’s consolidated financial statements. The increase in iASPEC’s registered capital does not affect IST’s exclusive option to purchase iASPEC’s assets and shares under the MSA.

For the years ended December 31, 2018, 2017 and 2016, net income of $ 186,803, net income of $ 80,704, and net loss of $ 353,876, respectively, have been attributed to non-controlling interest in the consolidated statements of operations of the Company.

Government licenses, permits and certificates represent substantially all of the unrecognized revenue-producing assets held by the VIEs. Recognized revenue-producing assets held by the VIEs consist of property, plant and equipment, and intangible assets.

The VIE’s assets and liabilities were as follows as of December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Total current assets	$22,329,838	$12,989,673
Property, plant and equipment	2,741,596	2,283,672
Intangible assets	46,079	776,405
Total assets	31,269,756	22,248,087
Intercompany payable to the WFOE	16,223,657	13,851,481
Total current liabilities	33,332,745	28,571,686
Total liabilities	33,332,745	28,571,686
Total equity	$(2,062,989)	$(6,323,599)